Note 14 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net Sales	$ 1,199,581	$ 1,162,894
Operating loss	(38,079)	14,831
Identifiable assets	848,882	1,028,845
Capital expenditures	37,728	32,665
Depreciation and amortization	31,235	31,547
Continuing Operations [Member]
Net Sales	1,199,581	1,162,894
Operating loss	(38,079)	14,831
Identifiable assets	847,641	898,877
Capital expenditures	37,629	33,632
Depreciation and amortization	29,933	29,452
Fruit and Vegetable Segment [Member] | Continuing Operations [Member]
Net Sales	1,091,997	1,042,808
Operating loss	(34,145)	8,860
Identifiable assets	788,860	841,805
Capital expenditures	33,794	32,171
Depreciation and amortization	24,785	23,883
Prepared Foods [Member] | Continuing Operations [Member]
Net Sales	79,593	92,826
Operating loss	(2,736)	2,869
Identifiable assets	55,378	53,132
Capital expenditures	1,427	926
Depreciation and amortization	3,980	4,330
Snack Segment [Member] | Continuing Operations [Member]
Net Sales	9,684	10,110
Operating loss	(8)	558
Identifiable assets	2,056	1,915
Capital expenditures	54
Depreciation and amortization	249	336
Corporate and Other [Member] | Continuing Operations [Member]
Net Sales	18,307	17,150
Operating loss	(1,190)	2,544
Identifiable assets	1,347
Capital expenditures	2,354	535
Depreciation and amortization	$ 919	903
Other Segments [Member] | Continuing Operations [Member]
Identifiable assets		$ 2,025